Reconciliation of Differences between Bermuda Statutory Income Tax Rate and Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Income Tax Disclosure [Abstract]
Bermuda tax rate	0.00%	0.00%		0.00%
Foreign tax rate	(580.00%)	8.80%		3.60%
Tax uncertainties	1304.00%	(3.18%)		1.95%
Income tax (expense) benefit, net	724.00%	5.62%		5.55%
Foreign tax rate	$ 1,297	$ 5,339		$ (4,343)
Tax uncertainties	(2,915)	(1,892)		(2,352)
Income Tax (Expense)Benefit	$ (1,618)	$ 3,447	[1]	$ (6,695)

[1]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).